Other Gains and (Losses) (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Other Gains and (Losses) [Abstract]
Gain on disposals of property, plant and equipment		$ 2,463
Foreign exchange (loss)/ gain	(702)	100
Provision / reversal of inventory obsolescence	28,616
Bad debt provision/ (reversal) of trade receivables		(3,831,436)
Impairment of prepayments in land purchase and related construction
Others	(14,095)	(17,566)
Other gains (losses)	$ 13,819	$ (3,846,439)